Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025 (Remainder of 2025)	$ 689
2026	944	$ 916
2027	724	944
2027		724
Total lease payments	2,357	2,584
Less imputed interest	(290)	(347)
Total lease liabilities	2,067	2,237
Less current portion of lease liability	740	714	$ 759
Lease liability, net of current portion	$ 1,327	$ 1,523